Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Condensed Balance Sheets

Condensed balance sheets

	As of December 31, 2025	As of December 31, 2024
ASSETS
Current Assets
Cash and cash equivalents	$115,066	$1,339
Due from affiliate	4,656,043	—
Total current assets	$4,771,109	$1,339

Non-Current Assets
Investment in subsidiaries	$11,657,855	$10,426,328
Total non-current assets	11,657,855	$10,426,328
Total Assets	$16,428,964	$10,427,667

LIABILITIES
Current Liabilities
Amounts due to related parties	$294,095	$161,133
Total current liabilities	294,095	161,133

Total liabilities	$294,095	$161,133

EQUITY
Class A Ordinary Share, $0.0001 par value, 350,000,000 shares authorized; 6,400,000 and 0 shares issued and outstanding as of December 31, 2025 and 2024, respectively *	640	—
Class B Ordinary Share, $0.0001 par value, 150,000,000 shares authorized; 12,500,000 and 12,500,000 shares issued and outstanding as of December 31, 2025 and 2024, respectively*	1,250	1,250
Additional paid-in capital	17,727,063	7,037,503
Retained earnings	(1,883,351)	3,562,901
Accumulated other comprehensive loss	289,267	(335,120)
Total Equity	$16,134,869	$10,266,534
Total Liabilities and Equity	$16,428,964	$10,427,667
*	The share amounts are presented on a retrospective basis.

Schedule of Condensed Statements of Operations

Condensed statements of operations

	For the Year Ended December 31
	2025	2024	2023
Revenue
Operating expenses:
General and administrative expenses	$(5,733,521)	$—	$—
Interest income	45	—	—
Other (expenses) income	(3,361)	506	811
Exchange gain	245,812
Share of income of subsidiaries	44,773	1,605,983	1,351,700
Net (loss) income	(5,446,252)	1,606,489	1,352,511

Comprehensive income
Net (loss) income	$(5,446,252)	$1,606,489	$1,352,511
Foreign currency translation adjustments	624,387	(302,960)	(227,278)
Comprehensive (loss) income	$(4,821,865)	$1,303,529	$1,125,233

Schedule of Condensed Statements of Cash Flows	Condensed statements of cash flows

	For the Year Ended December 31
	2025	2024	2023
Cash Flows from Operating Activities:
Net loss (income)	$(5,446,252)	$1,606,489	$1,352,511
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	5,142,000
Equity in earnings of subsidiaries	(44,773)	(1,606,935)	(1,353,322)
Net Cash Used in Operating Activities	$(349,025)	$(446)	$(811)

Cash Flows from Investing Activities:
Loans to affiliate	$(6,782,418)	$—	$—
Net Cash Used in Financing Activities	$(6,782,418)	$—	$—

Cash Flows from Financing Activities:
Deferred offering costs	$—	$(158,030)	$—
Amount financed from related parties	132,962	160,507	896
Amount repaid to related parties	—	(1,000)	—
Amount repaid to affiliate	(245)	—	—
Proceeds from initial public offering	7,030,759	—	—
Net Cash Provided by Financing Activities	$7,163,476	$1,477	$896
Effect of exchange rate changes	81,694	255	(2)
Changes in Cash	113,727	1,256	83
Cash, Beginning of Year	1,339	83	—
Cash, End of Year	$115,066	$1,339	$83

*	The share amounts are presented on a retrospective basis.